Sohu.com Limited Shareholders' Equity (Sohu Management Sogou Share Option Arrangement, Summary of Categories of Share Options) (Details) - Sogou [Member] - Sohu Management Sogou Share Option Arrangement [Member]
shares in Thousands
Dec. 31, 2018 shares
Share Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares under contractually granted share options	8,305
Number of shares under granted share options for purposes of share-based compensation expense	8,305
Number of shares under vested and exercisable share options	8,305
Number of shares under exercised share options	8,296
Performance-based options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares under contractually granted share options	8,290
Number of shares under granted share options for purposes of share-based compensation expense	8,290
Number of shares under vested and exercisable share options	8,290
Number of shares under exercised share options	8,290
Service-based options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares under contractually granted share options	15
Number of shares under granted share options for purposes of share-based compensation expense	15
Number of shares under vested and exercisable share options	15
Number of shares under exercised share options	6